NATIXIS FUNDS

Supplement dated February 1, 2013 to the Prospectuses, each dated April 1, 2012, as may be revised or supplemented from time to time, for the following funds:

ASG Growth Markets Fund	Loomis Sayles Capital Income Fund
Gateway International Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund

Effective immediately, the fourth bulleted sentence within the sub-section “Eliminating Front-End Sales Charges and CDSCs” within the section “Class A Shares” under “How Sales Charges Are Calculated” is hereby amended and restated as follows:

Participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific financial intermediary; consult your financial adviser;

Supplement dated February 1, 2013 to the Prospectuses, each dated May 1, 2012, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Natixis Diversified Income Fund
ASG Diversifying Strategies Fund	Natixis Oakmark International Fund
ASG Global Alternatives Fund	Natixis U.S. Multi-Cap Equity Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
CGM Advisor Targeted Equity Fund	Loomis Sayles Multi-Asset Real Return Fund
Gateway Fund	Vaughan Nelson Small Cap Value Fund
Hansberger International Fund	Vaughan Nelson Value Opportunity Fund
Harris Associates Large Cap Value Fund

Effective immediately, the fourth bulleted sentence within the sub-section “Eliminating Front-End Sales Charges and CDSCs” within the section “Class A Shares” under “How Sales Charges Are Calculated” is hereby amended and restated as follows:

Participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific financial intermediary; consult your financial adviser;

Supplement dated February 1, 2013 to the Prospectus for the Vaughan Nelson Select Fund dated June 29, 2012, as may be revised or supplemented from time to time.

Effective immediately, the fourth bulleted sentence within the sub-section “Eliminating Front-End Sales Charges and CDSCs” within the section “Class A Shares” under “How Sales Charges Are Calculated” is hereby amended and restated as follows:

Participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific financial intermediary; consult your financial adviser;

Supplement dated February 1, 2013 to the Prospectus for the McDonnell Intermediate Municipal Bond Fund dated December 31, 2012, as may be revised or supplemented from time to time.

Effective immediately, the fourth bulleted sentence within the sub-section “Eliminating Front-End Sales Charges and CDSCs” within the section “Class A Shares” under “How Sales Charges Are Calculated” is hereby amended and restated as follows:

Participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific financial intermediary; consult your financial adviser;

NATIXIS FUNDS

Supplement dated February 1, 2013 to the Statement of Additional Information, dated April 1, 2012, as may be revised or supplemented from time to time, for the following funds:

ASG Growth Markets Fund	Loomis Sayles Capital Income Fund
Gateway International Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund

Effective immediately, the section “Certain Retirement Plans” under “Reduced Sales Charges” is hereby amended and restated as follows:

Class A shares of the Funds are available at NAV for investments by participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific intermediary; consult your financial adviser.

Supplement dated February 1, 2013 to the Statements of Additional Information, each dated May 1, 2012, as may be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Natixis Diversified Income Fund
ASG Diversifying Strategies Fund	Natixis Oakmark International Fund
ASG Global Alternatives Fund	Natixis U.S. Multi-Cap Equity Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
CGM Advisor Targeted Equity Fund	Loomis Sayles Multi-Asset Real Return Fund
Gateway Fund	Vaughan Nelson Small Cap Value Fund
Hansberger International Fund	Vaughan Nelson Value Opportunity Fund
Harris Associates Large Cap Value Fund

Effective immediately, the section “Certain Retirement Plans” under “Reduced Sales Charges” is hereby amended and restated as follows:

Class A shares of the Funds are available at NAV for investments by participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific intermediary; consult your financial adviser.

Supplement dated February 1, 2013 to the Statement of Additional Information for the Vaughan Nelson Select Fund dated June 29, 2012, as may be revised or supplemented from time to time.

Effective immediately, the section “Certain Retirement Plans” under “Reduced Sales Charges” is hereby amended and restated as follows:

Class A shares of the Funds are available at NAV for investments by participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific intermediary; consult your financial adviser.

Supplement dated February 1, 2013 to the Statement of Additional Information for the McDonnell Intermediate Municipal Bond Fund dated December 31, 2012, as may be revised or supplemented from time to time.

Effective immediately, the section “Certain Retirement Plans” under “Reduced Sales Charges” is hereby amended and restated as follows:

Class A shares of the Funds are available at NAV for investments by participants in certain employer-sponsored retirement plans. The availability of this pricing may depend upon the policies and procedures of your specific intermediary; consult your financial adviser.